Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2023
Business and segmental reporting
Schedule of revenues of major customers

The following table presents consolidated revenues for charterers that accounted for more than 10% of the Company’s consolidated revenues during the years presented:

	For the years ended December 31
In thousands of U.S. Dollars	2023	2022	2021
Charterer A	*	55,626	23,152
Charterer B	*	53,345	*
* None over 10%

Schedule of revenues contributions

The following table presents the Company’s revenue contributions by nature of vessel employment.

	For the years ended December 31
In thousands of U.S. Dollars	2023	2022	2021
Spot charters (1)	395,577	437,189	169,632
Time charters (2)	—	7,917	22,106
Pooling arrangements (3)	—	3	14
Other revenue (4)	401	632	732
	395,978	445,741	192,484

(1)   Represents revenue recognized by the Company associated with charters that were accounted for in accordance with ASC 606.

(2)   Represents revenue recognized by the Company associated with charters that were accounted for in accordance with ASC 842.

(3)   Represents revenue recognized by the Company associated with pooling arrangements that were accounted for in accordance with the guidance for collaborative arrangements.

(4)   Represents revenue recognized by the Company associated with the management of four third-party chemical tankers employed under spot charters that were accounted for in accordance with ASC 606.